Changes in Allowance for Credit Losses on Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	¥ 23,049	¥ 28,437
Provision	9,158	10,814
Charge-offs	(22,067)	(21,964)
Recoveries	8,276	6,810
Adjustments from foreign currency translation	1,300	(1,048)
Balance at end of year	19,716	23,049
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	20,497	25,578
Provision	8,707	10,386
Charge-offs	(20,838)	(21,163)
Recoveries	8,143	6,671
Adjustments from foreign currency translation	1,134	(975)
Balance at end of year	17,643	20,497
Direct financing lease
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	1,151	1,455
Provision	392	333
Charge-offs	(940)	(726)
Recoveries	117	134
Adjustments from foreign currency translation	69	(45)
Balance at end of year	789	1,151
Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	1,401	1,404
Provision	59	95
Charge-offs	(289)	(75)
Recoveries	16	5
Adjustments from foreign currency translation	97	(28)
Balance at end of year	¥ 1,284	¥ 1,401